Acquisitions and Divestitures (Narrative) (Details) (USD $)	12 Months Ended					5 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010	Jun. 07, 2013 Mountain National Bank [Member] number	Jun. 07, 2013 Mountain National Bank [Member] Acquired From FDIC [Member]	Jun. 07, 2013 Mountain National Bank [Member] As Recorded by FHN [Member]	Mar. 31, 2011 First Horizon Insurance, Inc. [Member]	Dec. 31, 2011 First Horizon Insurance, Inc. [Member] number	Dec. 31, 2011 First Horizon Msaver, Inc. [Member]	Dec. 31, 2011 FHI And Highland Capital Management Corporation [Member]
Business Acquisition [Line Items]
Acquisition date							Jun. 07, 2013
Business Acquisition, Name of Acquired Entity						Mountain National Bank
Number Of Bank Branches						12
Assets acquired							$ 451,547,000	$ 416,674,000
Loans acquired							249,001,000	215,907,000
Deposits assumed							362,098,000	364,098,000
Asset discount							33,000,000
Goodwill	141,943,000	134,242,000	133,659,000		162,180,000			7,701,000
Acquisition goodwill expected to be tax deductible						3,300,000
Recognized after-tax gains on sales			9,900,000								5,700,000	4,200,000
Number of states, serves customers by subsidiary										40
Goodwill, Impairment	0	0	10,100,000	[1],[2]					10,100,000
Tax benefits recognized									$ 11,100,000

[1]	See Note 27 – Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
[2]	See Note 2 – Acquisitions and Divestitures for further details regarding goodwill related to acquisitions and divestitures.